Inventories, net (Tables)	12 Months Ended
May 31, 2023
Inventories, net
Summary of Inventories, net of reserves

(in thousands)	May 31, 2023	May 31, 2022
Raw materials	$—	$16,264
Work-in-progress	—	1,665
Total inventories, net	$—	$17,929